CITIZENS BANCORP
275 SW 3rd Street
P.O. Box 30
Corvallis, OR. 97733
541-752-5161
November 5, 2007
Via Edgar
Jessica Livingstone, Senior Attorney
U. S. Securities and Exchange Commission
Mail Stop 4561
100 “F” Street
Washington, D.C. 20549-4561
     Re: Citizens Bancorp — Proxy No. 0-23277 and 13E-3 No. 5-81499
Dear Ms. Livingstone:
     On behalf of Citizens Bancorp, the undersigned acknowledges:
     1. Citizens Bancorp is responsible for the adequacy and accuracy of the disclosures in the above-referenced filings.
     2. Staff comments or changes to disclosures in response to staff comments do not foreclose the Commission from taking any action with respect to the filings.
     3. Citizens Bancorp may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,
/s/ Lark E. Wysham
Lark E. Wysham, CFO
Citizens Bancorp

Cc: David Lyon, SEC